Net Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share Computations For Net Loss
The following is a reconciliation of the denominators of the basic and diluted per share computations for net loss (in thousands, except share and per share data):

Successor
From October 15, 2021 through December 31, 2021
Net Loss per share:
Numerator – basic and diluted:
Net loss	$(164,827)
Less: Net loss attributable to noncontrolling interest	(120,832)

Net loss attributable to Bakkt Holdings, Inc. – basic and diluted	$(43,995)

Denominator – basic and diluted:
Weighted average shares outstanding – basic and diluted	54,018,064

Net loss per share – basic and diluted	$(0.81)

Schedule of Weighted-Average Potential Common Shares Excluded From Diluted Loss Per Common Share
The following table summarizes the total potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
From October 15, 2021 through December 31, 2021
RSUs	2,141,778
Private and public warrants	7,141,035
Opco warrants	793,352
Opco unvested incentive units	4,831,432
Opco common units	201,440,360

Total	216,347,957